Income taxes - Summary of Provision for Income Taxes (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure representing major components of tax expense income [Line Items]
Deferred tax recovery	CAD (13)	CAD (252)